Average Annual Total Returns - ETF - Vanguard Consumer Discretionary Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Consumer Discretionary 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Consumer Discretionary 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Consumer Discretionary 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Consumer Discretionary Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Consumer Discretionary Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Consumer Discretionary Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	27.55%	11.67%	16.50%	27.18%	11.31%	16.19%	16.55%	9.24%	14.03%	27.58%	11.67%	16.50%	27.59%	12.08%	16.80%	27.65%	12.09%		31.09%	11.27%	13.48%	27.65%	11.75%	16.63%